Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
Future minimum rental receipts
Year ending December 31,	Amount
2020	$109,355
2021	80,317
2022	79,296
2023	79,297
2024	63,738
Thereafter	8,254

Total	$420,257